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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |X|; Amendment Number: 1

     This Amendment (Check only one.): |_| is a restatement.
                                       |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SCSF Equities, LLC
Address: 5200 Town Center Circle
         Suite 470
         Boca Raton, FL 33486

Form 13F File Number: 028-12343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Philip E. Brown
Title: Vice President
Phone: (561) 394-0550

Signature, Place, and Date of Signing:


/s/ Philip E. Brown           New York, NY                  August 1, 2007
---------------------------   ---------------------------   -------------
[Signature]                   [City, State]                    [Date]

This Amendment No. 1 relates to and amends the report initially filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities") on May 15, 2007. SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Marc J. Leder ("Leder") and Rodger R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

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|X|  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: $317,552

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                            SHRS OR SH/
                                                                                PUT/

                                          TITLE OF                 VALUE    (PRN AMT PRN   INVESTMENT      OTHER   VOTING AUTHORITY
          NAME OF ISSUER                   CLASS        CUSIP    (X$1000)      CALL)       DISCRETION    MANAGERS  SOLE SHARED NONE
------------------------------------  --------------  ---------  --------  ------------  --------------  --------  ----------------
Accuride Corporation                   Common Stock   004398103   10,306       705,896   Shared-Defined    None.         Sole
Alpha Natural Resources, Inc.          Common Stock   02076X102   51,290     3,281,500   Shared-Defined    None.         Sole
American Italian Pasta Company        Class A Common  027070101   28,668     2,730,300   Shared-Defined    None.         Sole
                                           Stock
C&D Technologies, Inc.                 Common Stock   124661109   15,713     3,123,834   Shared-Defined    None.         Sole
Design Within Reach, Inc.              Common Stock   250557105   12,187     2,123,200   Shared-Defined    None.         Sole
The Finish Line, Inc.                 Class A Common  317923100   30,850     2,448,400   Shared-Defined    None.         Sole
                                           Stock
Furniture Brands International, Inc.   Common Stock   360921100   38,360     2,430,900   Shared-Defined    None.         Sole
Georgia Gulf Corporation               Common Stock   373200203   19,239     1,186,841   Shared-Defined    None.         Sole
Nautilus, Inc.                         Common Stock   63910B102   26,450     1,714,200   Shared-Defined    None.         Sole
Pier 1 Imports, Inc.                   Common Stock   720279108   30,912     4,473,459   Shared-Defined    None.         Sole
Sharper Image Corporation              Common Stock   820013100   16,233     1,469,000   Shared-Defined    None.         Sole
Universal Technical Institute
  Incorporated                         Common Stock   913915104   31,580     1,368,295   Shared-Defined    None.         Sole
Wilsons The Leather Experts, Inc.      Common Stock   972463103    5,764     3,842,369   Shared-Defined    None.         Sole